Average Annual Total Returns{- Fidelity Freedom Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2005 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1900 Past 1 year	F1900 Past 5 years	F1900 Since Inception
Total	3.55%	6.39%	5.25%	[1]	Jun. 24, 2015	2.58%	5.07%	4.06%	[1]	Jun. 24, 2015	2.38%	4.61%	3.74%	[1]	Jun. 24, 2015	3.50%		6.95%	[1]	Jun. 24, 2020	(1.54%)	3.57%	3.26%	[1]	3.80%	6.50%	5.36%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.